Expense Example	Nov. 14, 2025 USD ($)
21Shares 2x Long Dogecoin ETF | 21Shares 2x Long Dogecoin ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 192
Expense Example, with Redemption, 3 Years	594
21Shares 2x Long Sui ETF | 21Shares 2x Long Sui ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	192
Expense Example, with Redemption, 3 Years	$ 594